Common Stock Equivalents (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants outstanding	11,295,969	10,918,968
Warrants granted	35,016,334	1,197,800
Warrants exercised
Warrants canceled/forfeited	(8,417,165)	(820,800)
Warrants outstanding	37,895,137	11,295,969
Share Based Compensation Arrangement By Share Based Payment Award Ohter Than Options Outstanding Weighted Average Exercise Price [Abstract]
Warrants Weighted Average Exercise Price, Outstanding	$ 3.50	$ 3.68
Warrants Weighted Average Exercise Price, Granted	$ 1.37	$ 1.61
Warrants Weighted Average Exercise Price, Exercised	0
Warrants Weighted Average Exercise Price, canceled/forfeited	$ 4.03	$ 4.72
Warrants Weighted Average Exercise Price, Outstanding	$ 1.42	$ 3.50